As filed with the Securities and Exchange Commission on November 6, 2003
                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                       Post-Effective Amendment No. 71 [X]
                                       and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY [X]
                                   ACT OF 1940
                                Amendment No. 72
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:
George Stevens                                Jay G. Baris
BISYS Fund Services Ohio, Inc.                Kramer Levin Naftalis & Frankel
3435 Stelzer Road                             LLP
Columbus, Ohio 43219                          919 Third Avenue
(Name and Address of Agent for Service)       New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|   Immediately upon filing pursuant to       |X|  on December 31, 2003
      paragraph (b)                                  pursuant to paragraph (b)
|_|   60 days after filing pursuant to          |_|  on (date) pursuant to
      paragraph (a)(1)                               paragraph (a)(1)
|_|   75 days after filing pursuant to          |_|  on (date) pursuant to
      paragraph (a)(2)                               paragraph (a)(2) of rule
                                                     485.
If appropriate, check the following box:

      |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 69 under the Securities Act of 1933, as amended, and Amendment No. 70 under the Investment Company Act of 1940, as amended, as filed with the Commission on August 18, 2003.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of November, 2003.

                             THE VICTORY PORTFOLIOS
                                    (Registrant)


                                    By:  /s/    Kathleen A. Dennis
                                        --------------------------------------
                                          Kathleen A. Dennis, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of November, 2003.

            *                        Chairman of the Board
-----------------------------        and Trustee
Roger Noall

/s/ Kathleen A. Dennis               President
-----------------------------
Kathleen A. Dennis

/s/ Adam Ness                        Treasurer
-----------------------------
Adam Ness

            *                        Trustee
-----------------------------
Leigh A. Wilson

            *                        Trustee
-----------------------------
Frankie D. Hughes

            *                        Trustee
-----------------------------
Eugene J. McDonald

            *                        Trustee
-----------------------------
Thomas F. Morrissey

            *                        Trustee
-----------------------------
Frank A. Weil

            *                        Trustee
-----------------------------
Donald E. Weston

            *                        Trustee
-----------------------------
Lyn Hutton

            *                        Trustee
-----------------------------
Karen Shepherd

            *                        Trustee
-----------------------------
Nigel D. T. Andrews


*By: /s/ Jay G. Baris
     -------------------------------
      Jay G. Baris
      Attorney-in-Fact